Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended	92 Months Ended	95 Months Ended	98 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2014	Jun. 30, 2014
Details
DEEMED DIVIDEND ON WARRANTS	$ 2,445,621	$ 2,445,621	$ 2,445,621	$ 2,445,621